Variable Interest Entities (Additional Information) (Details) $ / shares in Units, $ in Thousands, ₩ in Billions		3 Months Ended	9 Months Ended
	Apr. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 KRW (₩) shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 30, 2024 $ / shares	Jun. 18, 2024 shares	Jun. 11, 2024 shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 25, 2023 shares	Sep. 21, 2023 shares
Variable Interest Entity [Line Items]
Common stock, shares issued | shares		7,585,446	7,585,446	7,585,446	6,951,622		3,250,000	3,250,000		13,562	8,500,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001
Ownership Interest Rate	60.00%
Cash and cash equivalents		$ 878	$ 878		$ 3,272				$ 3,921
Property and equipment, net		703	703		$ 708				$ 722
VIE [Member]
Variable Interest Entity [Line Items]
Ownership Equity Interest Rate	60.00%
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Variable Interest Entity [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Scilex Bio JV [Member]
Variable Interest Entity [Line Items]
Common stock, shares issued | shares	5,000,000
Ownership Interest Rate	40.00%
Percentage of estimated fair value expensed as in-process research and development	40.00%
Estimated fair value expensed as in-process research and development net	$ 9,400
In process research and development amount of estimated fair value	4,900
Initial upfront payment due under the licensing arrangement recognised as current liability	1,100
Additional paid-in capital as capital contribution	$ 1,800
Net income for Scilex Bio attributable to the noncontrolling interest		$ 200	$ 1,900
Aggregate amount payable under license agreements | ₩				₩ 6,500.0
Upfront fee payable under license agreement | ₩				1.5
Upfront fee payable under license agreement contingent upon the achievement of specified development, regulatory, and commercial milestoneUpfront fee payable under license agreement contingent upon the achievement of specified development, regulatory, and commercial milestone | ₩				₩ 68.5
Percentage of royalties on sales payable until expiration of licensed patent		5.00%	5.00%	5.00%
Aggregate amount payable under license agreements capped amount | ₩				₩ 6,500.0
Upfront fee payable first tranche. | ₩				₩ 1.5
Scilex Bio JV [Member] | NeuroBioGen Company [Member]
Variable Interest Entity [Line Items]
Aggregate amount payable under license agreements		$ 4,800,000	$ 4,800,000
Upfront fee payable under license agreement		1,100	1,100
Upfront fee payable under license agreement contingent upon the achievement of specified development, regulatory, and commercial milestoneUpfront fee payable under license agreement contingent upon the achievement of specified development, regulatory, and commercial milestone		50,700	50,700
Aggregate amount payable under license agreements capped amount		4,800,000	4,800,000
Upfront fee payable first tranche.		1,100	1,100
Scilex Bio JV [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Variable Interest Entity [Line Items]
Common stock, par value | $ / shares	$ 0.00001
Semnur [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		100	100
Property and equipment, net		700	700
Accounts Payable		4,300	4,300
Accrued litigation expenses		1,300	1,300
Convertible Notes Payable		$ 4,500	$ 4,500